Share-based payment obligation - Total charge to the profit or loss - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment obligation
Expense under equity settled classification from date of amendment	$ 13,265	$ 11,780	$ 8,342
Total charge to the profit or loss	$ 13,265	$ 11,780	$ 8,342